BANK BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Property and equipment , net			¥ 1,326,943	$ 189,750		¥ 44,397
Two-Year Bank Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility					¥ 50,000
Line of credit facility increased | $		$ 20,000
Interest rate		5.25%
Drew down line of credit facility			70,218
Carrying value of certificates of deposit			76,398
Outstanding balance of loan principal and unpaid interest			70,401			¥ 0
Eight-Year Bank Credit Facility
Debt Instrument [Line Items]
Line of credit facility	¥ 600,000
Interest rate	3.50%
Outstanding balance of loan principal and unpaid interest | $				$ 600,642			$ 0
Property and equipment , net			¥ 1,282,535